Property and Equipment (Details) - Property, Plant and Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years	7 years